General and administrative expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
General and Administrative Expenses
Occupancy expenses	SFr 237	SFr 228	SFr 247	SFr 465	SFr 529
IT, machinery, etc.	357	350	326	707	649
Provisions and losses	133	72	78	205	136
Travel and entertainment	28	68	88	96	166
Professional services	377	375	407	752	810
Amortization and impairment of other intangible assets	1	2	1	3	3
Other	307	251	248	558	515
General and administrative expenses	1,440	1,346	1,395	2,786	2,808
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component	(40)	SFr (40)	(52)	(80)	(86)
Bank
General and Administrative Expenses
Occupancy expenses				415	478
IT, machinery, etc.				561	515
Provisions and losses				203	136
Travel and entertainment				85	151
Professional services				1,481	1,497
Amortization and impairment of other intangible assets				3	3
Other				747	728
General and administrative expenses	SFr 1,773		SFr 1,763	3,495	3,508
Net Periodic Defined Benefits Expense (Reversal of Expense), Excluding Service Cost Component				SFr 1	SFr 5